Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
13.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred up to the date the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

13.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review, except for as noted below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination with Signing Day Sports, Inc.

Effective March 16, 2026, the Company and SGN announced the successful completion of the business combination under the previously announced BCA. Under the BCA the Company is now the parent entity of both SGN and One Blockchain. The Company commenced trading on NYSE American on March 17, 2026, under the ticker symbol “AIB”. See Note 11 - Commitments and Contingencies.